Debt due within one year - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Securitized trade receivables, maximum amount available		$ 2,300,000,000	$ 1,300,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,000,000,000
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	3,500,000,000
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	2,953,000,000
Total non-committed credit facilities | Bell Mobility Inc.
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	794,000,000
Borrowings, uncommitted trade loan agreement	$ 600,000,000
Borrowings maturity, term	24 months